Share Capital (Tables)	12 Months Ended
Dec. 31, 2020
Share-Based Payment Arrangement [Abstract]
Schedule of options granted outstanding and exercise prices
	Number of ordinary shares		Number of ordinary shares
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	December 31, 2020		December 31, 2019

Ordinary shares	1,200,000,000	26,986,203	200,000,000	24,393,218

Schedule of options granted outstanding and exercise prices
	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic-value

Outstanding as of January 1, 2020	1,814,381	$0.58
Granted	14,678,734	0.07
Options forfeited	(173,329)	$0.74

Outstanding as of December 31, 2020	16,319,786	$0.12	5.79	$2,581,719

Exercisable as of December 31, 2020	5,913,492	$0.14	5.40	$844,712

	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic-value

Outstanding as of January 1, 2019	1,714,039	$0.63
Granted	207,500	0.27
Options forfeited	(107,158)	$0.88

Outstanding as of December 31, 2019	1,814,381	$0.58	6.66	$24,538

Exercisable as of December 31, 2019	1,209,464	$0.68	5.72	$24,538

Schedule of options granted to officers, directors, employees, consultants and service providers
		Outstanding		Exercisable
Exercise price		Number of options	Weighted average remaining contractual life (years)	Number of options	Weighted average remaining contractual life (years)

(*	)	230,425	-	230,425	-
$0.03		19,288	3.8	19,288	3.8
0.07		14,678,734	6.0	4,579,857	6.0
0.27		809,000	5.0	506,917	4.9
0.34		8,020	2.9	8,020	2.9
0.92		540,501	3.4	535,168	3.4
4.72		1,068	1.2	1,068	1.2
5.05		2,769	1.2	2,769	1.2
$5.73		29,981	2.8	29,981	2.8
		16,319,786		5,913,492

		Outstanding		Exercisable
Exercise price		Number of options	Weighted average remaining contractual life (years)	Number of options	Weighted average remaining contractual life (years)

(*	)	230,425	3.4	230,425	3.4
$0.03		19,597	5.8	19,597	5.8
0.27		809,000	8.6	291,125	8.4
0.34		8,020	3.9	8,020	3.9
0.45		63,097	0.7	63,097	0.7
0.92		650,424	6.2	563,382	6.0
4.72		1,068	2.2	1,068	2.2
5.05		2,769	2.2	2,769	2.2
$5.73		29,981	3.8	29,981	3.8
		1,814,381		1,209,464

Schedule of stock based compensation
	Year Ended December 31,
	2020	2019	2018

Research and Development	$167,328	$16,295	$36,723
Sales and Marketing	48,671	7,209	14,837
General and Administrative	248,774	86,109	102,430

	$464,773	$109,613	$153,990

Schedule of outstanding warrants
Outstanding	Issuance year	Exercise price			Exercisable through

117,209	2009	$	(*	)	Exit event	(**)
59,384	2013		0.92		2023	(**)
170,000	2018		0.50		2023	Refer to Note 8.b.
200,001	2018		$0.50		2023	Refer to Note 11.b.4.

546,594

Outstanding	Issuance year	Exercise price		Exercisable through

117,209	2009	$	(* )	Exit event	(**)
59,384	2013		0.92	2023	(**)
600,000	2018		0.50	2023
170,000	2018		0.50	2023	Refer to Note 8.b.
466,667	2018		$0.50	2023	Refer to Note 11.b.4.

1,413,260